Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 88,931,760
Previously Paid Amount	0
Total Fee Amount	12,281.48
Total Offset Amount	0.00
Net Fee	$ 12,281.48
Offset Table N/A	N/A